Annual Total Returns[BarChart] - SA Allocation Moderate Portfolio - Class 3	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.87%)	11.75%	14.41%	5.27%	(1.65%)	5.57%	13.32%	(4.95%)	18.74%	13.64%